Cash and cash equivalents	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents.
Cash and cash equivalents

6.    Cash and cash equivalents

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Banks and corporations	4,749,147	4,215,518
Short-term investments	272,141	866,606
Cash	256	184
	5,021,544	5,082,308

As of June 30, 2021, restricted resources were included for COP$71,095 (December 31, 2020 for COP$13,679), mainly destined for the exclusive payment of capital and interest on loans incurred by Oleoducto Bicentenario de Colombia S.A.S.

The fair value of cash and cash equivalents approximates their carrying amount due to their short-term nature (less than three months) and their high liquity.